Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUES, NET	$ 1,173,398	$ 790,809	$ 2,168,529	$ 1,252,980	$ 2,478,736	$ 910,227
COST OF REVENUES	885,517	686,706	1,735,393	1,000,571	2,143,359	654,177
Gross profit	287,881	104,103	433,136	252,409	335,377	256,050
OPERATING EXPENSES
Selling, general and administrative expenses	1,031,515	644,052	1,970,851	1,212,732	3,383,879	2,614,824
Impairment of goodwill					1,337,287
LOSS FROM OPERATIONS	(743,634)	(539,949)	(1,537,715)	(960,323)	(4,385,789)	(2,358,774)
OTHER INCOME (EXPENSE)
Interest expense	(156,459)	(64,956)	(587,354)	(1,195,866)	(982,378)	(418,959)
Financing costs	(286,000)		(286,000)		(1,335,000)
Change in the fair value of derivative liability	122,000	141,497	(1,671,000)	(124,369)	549,714	(361,152)
Gain (loss) on extinguishment of debt	(326,230)		(873,040)		(1,056,732)
Gain on forgiveness of SBA PPP loan					212,648
EIDL advance		95,161		95,161		7,000
Other income (expense)	1,798	(4,967)	5,022	(7,542)	(22,600)	6,290
NET LOSS	$ (1,388,525)	$ (373,214)	$ (4,950,087)	$ (2,192,939)	$ (7,020,137)	$ (3,125,595)
NET LOSS PER COMMON SHARES:
Basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES:
Basic and diluted	1,560,391,543	805,263,473	1,363,761,068	805,263,473	875,322,747	775,469,306